Summary Of Significant Accounting And Reporting Policies (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other assets	$ 27,852,000	$ 43,758,000
Amount of tax benefit that is greater than	50.00%
Investments in affordable housing limited partnerships	1,300,000	1,800,000
Incremental shares related to stock options	144	82	75
Cash paid for interest	13,400,000	14,900,000	21,700,000
Income taxes paid	16,600,000	14,700,000	19,000,000
Document Fiscal Year Focus	2013
City National [Member]
Number of offices	82
OREO [Member]
Other assets	$ 8,500,000	$ 8,200,000